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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Vote Summary

U.S. BANK AST TRUST
Security	00770X758	Meeting Type	Special
Ticker Symbol	SEMMX	Meeting Date	03-Mar-2017
ISIN	US00770X7580	Agenda	934524819 - Management
Record Date	23-Dec-2016	Holding Recon Date	23-Dec-2016
City / Country	United States	Vote Deadline Date	02-Mar-2017
SEDOL(s)		Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
	1 GAIL S. DUREE		For	For
	2 DAVID G. MERTENS		For	For
	3 RAYMOND B. WOOLSON		Fnr	Fnr
MFS FUNDS SERIES TR X
Security	55273E822	Meeting Type	Special
Ticker Symbol	MIN IX	Meeting Date	19-Apr-2017
ISIN	US55273E8223	Agenda	934526798 - Management
Record Date	06-Jan-2017	Holding Recon Date	06-Jan-2017
City / Country	/ United States	Vote Deadline Date	18-Apr-2017
SEDOL(s)		Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
	1 STEVEN E. BULLER		For	For
	2 JOHN A. CAROSELLI		For	For
	3 MAUREEN R. GOLDFARB		For	For
	4 DAVID H. GUNNING		For	For
	5 MICHAEL HEGARTY		For	For
	6 JOHN P. KAVANAUGH		For	For
	7 ROBERT J. MANNING		For	For
	8 CLARENCE OTIS, JR.		For	For
	9 MARYANNE L. ROEPKE		For	For
	10 ROBIN A. STELMACH		For	For
	11 LAURIE J. THOMSEN		For	For
ISHARES TRUST
Security	464287440	Meeting Type	Special
Ticker Symbol	IEF	Meeting Date	19-Jun-2017
ISIN	US4642874402	Agenda	934621156 - Management
Record Date	02-May-2017	Holding Recon Date	02-May-2017
City / Country	/ United States	Vote Deadline Date	16-Jun-2017
SEDOL(s)		Quick Code
Item	Proposal	Proposed	Vote	For/Against Management
1.	DIRECTOR	Management
	1 JANE D. CARLIN		For	For
	2 RICHARD L. FAGNANI	-	For	For
	3 DREW E. LAWTON		For	For
	4 MADHAVV. RAJAN		For	For
	5 MARK WIEDMAN		For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	August 4, 2017

*	Print the name and title of each signing officer under his or her signature.